Share based compensation - Number of shares warrants give right to for Plan 2018 (Details) - 2018 Plan	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 12, 2018 shares
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1	50,000	50,000
Exercised.	0
Outstanding at December 31	50,000	50,000
Exercisable at December 31	50,000	50,000
Number of shares representing issuable share options before share split			525
Number of shares representing issuable share options after share split			262,500
Number Of Outstanding Warrants	100